Segment Information - Additional Information (Detail) - Segment	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Number of reportable segments		1	2	2